Events after the Reporting Period	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Events after the Reporting Period
27.	EVENTS AFTER THE REPORTING PERIOD
After the reporting date of 31 December 2021, holders

of Public warrants have converted
446,465
warrants into
446,465
Class A ordinary shares of
0.12
euros of par value, meaning an increase of share capital of Euros
53,576
and a share-premium of Euros
6,451,099
, at a price of USD
11.50
On 12 January 2022, some holders of Private Warrants, have converted 50,000 warrants on 14,891 Class A ordinary shares on a cash-less basis, considering a ‘Sponsor’s Fair Market Value’ of USD 16.38 (the excess over the ‘Sponsor’s Fair Market Value’ amounted to USD 16.38 minus USD 11.50). This has meant an increase of share capital Euros 1,787 and a share-premium of Euros 324,607
.
On 21 April 2022, a member of the key management of the group converted 100 options (as part of the management stock option plan) into 100 Class A ordinary shares of 0.12 euros of par value, meaning an increase of share capital of Euros 12.
As a result of escalating tensions along the Russia-Ukraine border, the U.S. and certain allies in Europe imposed sanctions on Russia and could impose further sanctions against it. Russia could respond in kind. Sanctions imposed by any of these countries could disrupt our supply of critical components among our manufacturing facilities in Europe. Such disruptions could negatively affect our ability to provide critical components to affiliates or produce finished goods for customers, which could increase our costs, require capital expenditures and harm our results of operations and financial condition. Wallbox has analyzed also the potential impacts of external factors as the Ukraine-Russia conflict, and considers that it will not affect significantly the normal course of the business. However, we continue to monitor the situation closely.
On 24 September 2021 the Group has signed a new lease agreement of land and buildings for the construction of the facility in Arlington – Texas (USA). This contract has been effective in the beginning of 2022.